Warrants - Activity Of Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant
Warrants or rights outstanding (in shares)	2,696,120
Issued as part of the Business Combination (in shares)	11,500,000
Exercised (in shares)	(2,696,120)
Warrants or rights outstanding (in shares)	11,500,000	2,696,120
Public Warrants
Warrant
Warrants or rights outstanding (in shares)	0
Issued as part of the Business Combination (in shares)	11,500,000
Exercised (in shares)	0
Warrants or rights outstanding (in shares)	11,500,000	0
Legacy Wejo Warrants
Warrant
Warrants or rights outstanding (in shares)	2,696,120
Issued as part of the Business Combination (in shares)	0	0
Exercised (in shares)	(2,696,120)
Warrants or rights outstanding (in shares)	0	2,696,120